Fair Value of Financial Instruments, Note: Summary of Activity of Level 3 Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Summary of Activity of Level 3 Liabilities

Balance at December 31, 2010	$1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	2,037,325
Change in fair value 2012	(2,037,325)
Balance at December 31, 2012	-
Change in fair value 2013	-
Balance at December 31, 2013	$-